Related Parties and Information about Significant Non-Recurring Events and A tipycal/Unusual Transactions - Summary of Transactions with Associates, Joint Ventures and Other Related Parties (Detail) - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	€ 74,107	€ 52,304	€ 41,606
Expenses	42		9
Dividends received	3,697	1,744	2,335
Amounts owed by related parties	7,457	8,028	7,202
Amounts due to related parties	59
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	59,838	48,457	38,401
Expenses			9
Dividends received	3,697	1,490	2,335
Amounts owed by related parties	5,314	6,953	5,961
Nars Miami LLCC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,484	806	406
Expenses	16
Dividends received		254
Amounts owed by related parties	231	123	27
Amounts due to related parties	59
Natuzzi Texas LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	992
Amounts owed by related parties	1,193
Natuzzi Stores UK LTD [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	7,110
Amounts owed by related parties	14
Natuzzi Design S.a.s. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	2,550	1,820	1,734
Amounts owed by related parties	426	710	888
Natuzzi Arredamenti S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	1,734	989	827
Expenses	26
Amounts owed by related parties	231	191	279
Natuzzi Sofa S.r.l. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Sales	399	232	238
Amounts owed by related parties	€ 48	€ 51	€ 47